Segment information (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segment information
	Year ended December 31,
	2019	2018	2017
	US$’000	US$’000	US$’000
Revenue
Trading and manufacturing	11,877	13,770	11,001
Engineering	5,522	6,334	6,349
	17,399	20,104	17,350
Operating loss
Trading and manufacturing	(102)	(119)	(153)
Engineering	(158)	(821)	(306)
Unallocated corporate expenses	(180)	(119)	(115)
	(440)	(1,059)	(574)

	Year ended December 31,
	2019	2018	2017
	US$’000	US$’000	US$’000
Depreciation:
Trading and manufacturing	54	43	41
Engineering	15	17	20
	69	60	61
Capital expenditures, gross
Trading and manufacturing	17	79	13
Engineering	4	6	5
	21	85	18

	December 31,
	2019	2018
	US$’000	US$’000
Assets
Trading and manufacturing	9,843	9,951
Engineering	12,370	13,114
	22,213	23,065
Liabilities
Trading and manufacturing	4,319	4,233
Engineering	2,557	3,287
	6,876	7,520

Geographical analysis of revenue and assets

               Geographical analysis of revenue by customer location is as follows:

	Year ended December 31,
	2019	2018	2017
	US$’000	US$’000	US$’000
Revenue -
The PRC	6,886	8,026	7,740
Hong Kong	10,169	11,169	9,270
Others	344	909	340
	17,399	20,104	17,350

Geographical analysis of long-lived assets is as follows:

	December 31,
	2019	2018
	US$’000	US$’000

Hong Kong	478	504
The PRC	222	250
	700	754

(1)            Long-lived assets represent property, plant and equipment, net.

Major suppliers and customers

Details of individual suppliers accounting for more than 5% of the Group’s purchases are as follows:

	Year ended December 31,
	2019	2018	2017

Supplier A	53%	55%	45%
Supplier B	7%	8%	10%
Supplier C	6%	7%	9%
Supplier D	6%	7%	4%

Details of individual customers accounting for more than 5% of the Group’s revenue are as follows:

	Year ended December 31,
	2019	2018	2017

Customer A	19%	15%	10%
Customer B	10%	-	7%
Customer C	5%	-	-
Customer D	-	7%	-
Customer E	-	-	5%
Customer F	-	-	5%